SHARE CAPITAL (Narrative) (Details) - 12 months ended Dec. 31, 2017	USD ($) mo $ / shares shares	CAD mo shares
Statement [Line Items]
Share Capital 1 | CAD		CAD 200,000
Share Capital 2	$ 16,500
Share Capital 3 | shares	7,218,125	7,218,125
Share Capital 4 | $ / shares	$ 2.13
Share Capital 5	$ 14,893
Share Capital 6 | CAD		CAD 175,000
Share Capital 7	$ 40,000
Share Capital 8 | shares	10,245,347	10,245,347
Share Capital 9 | $ / shares	$ 3.90
Share Capital 10	$ 38,949
Share Capital 11	$ 843
Share Capital 12	7.50%	7.50%
Share Capital 13	$ 2,759
Share Capital 14	2,745
Share Capital 15	841
Share Capital 16	$ 1,039
Share Capital 17 | mo	17	17
Share Capital 18	$ 484
Share Capital 19	$ 1,213
Share Capital 20	548,392	548,392
Share Capital 21	510,560	510,560
Share Capital 22	$ 1,319
Share Capital 23	1,804
Share Capital 24	139
Share Capital 25	$ 893
Share Capital 26	911,993	911,993
Share Capital 27	579,660	579,660
Share Capital 28	$ 341
Share Capital 29	$ 523
Share Capital 30	1,000,000	1,000,000
Share Capital 31	200,000	200,000
Share Capital 32	425,000	425,000
Share Capital 33	200,000	200,000
Share Capital 34	100,000	100,000
Share Capital 35	325,000	325,000
Share Capital 36 | shares	193,825	193,825
Share Capital 37	$ 449
Share Capital 38	325,000	325,000
Share Capital 39	$ 101
Share Capital 40	$ 737
Share Capital 41	3,905,800	3,905,800
Share Capital 42 | shares	47,250	47,250